NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the Prospectus dated May 1, 2005

BALANCED PORTFOLIO:
         I CLASS

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SECTION ENTITLED "MANAGEMENT" ON PAGE 6 OF THE PROSPECTUS:

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

THE DATE OF THIS SUPPLEMENT IS MARCH 20, 2006.

                                         NEUBERGER BERMAN
                                         A LEHMAN BROTHERS COMPANY
                                         NEUBERGER BERMAN MANAGEMENT INC.
                                         605 Third Avenue  2nd Floor
                                         New York, NY  10158-0180
                                         SHAREHOLDER SERVICES
                                         800.877.9700
                                         INSTITUTIONAL SERVICES
                                         800.366.6264
                                         WWW.NB.COM

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the Prospectus dated May 1, 2005

LIMITED MATURITY BOND PORTFOLIO:
         I CLASS

THE  FOLLOWING  REPLACES  THE  SECTION  ENTITLED  "MANAGEMENT"  ON PAGE 6 OF THE
PROSPECTUS:

JOHN DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Dugenske has been a Portfolio Manager of the Fund since 2004. Prior to joining Neuberger Berman, LLC, Mr. Dugenske was Director of Research and Trading and a Managing Director at another firm from 1998 to 2003.

THOMAS SONTAG is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004, he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.


THE DATE OF THIS SUPPLEMENT IS MARCH 20, 2006.

                                         NEUBERGER BERMAN
                                         A LEHMAN BROTHERS COMPANY
                                         NEUBERGER BERMAN MANAGEMENT INC.
                                         605 Third Avenue  2nd Floor
                                         New York, NY  10158-0180
                                         SHAREHOLDER SERVICES
                                         800.877.9700
                                         INSTITUTIONAL SERVICES
                                         800.366.6264
                                         WWW.NB.COM